Property and Equipment, net (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance		$ 3,615
Balance		4,323	$ 3,615
Deprecated value of two systems		225
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		6,142	3,643
Additions		2,122	2,937
Disposals	[1]	(394)	(438)
Balance		7,870	6,142
Cost [Member] | Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			33
Additions
Disposals	[1]		(33)
Balance
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		3,613	1,880
Additions		1,601	1,765
Disposals	[1]	(313)	(32)
Balance		4,901	3,613
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		214	193
Additions		87	31
Disposals	[1]		(10)
Balance		301	214
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		820	301
Additions		170	828
Disposals	[1]		(309)
Balance		990	820
Cost [Member] | Computers and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,495	1,236
Additions		264	313
Disposals	[1]	(81)	(54)
Balance		1,678	1,495
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,527	2,211
Depreciation		1,189	748
Disposals	[1]	(169)	(432)
Balance		3,547	2,527
Depreciation [Member] | Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			26
Depreciation			3
Disposals	[1]		(29)
Balance
Depreciation [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,345	954
Depreciation		771	423
Disposals	[1]	(88)	(32)
Balance		2,028	1,345
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		67	64
Depreciation		19	13
Disposals	[1]		(10)
Balance		86	67
Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		3	188
Depreciation		185	124
Disposals	[1]		(309)
Balance		188	3
Depreciation [Member] | Computers and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,112	979
Depreciation		214	185
Disposals	[1]	(81)	(52)
Balance		1,245	1,112
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		3,615	1,432
Balance		4,323	3,615
Carrying amount [Member] | Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			7
Balance
Carrying amount [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,268	926
Balance		2,873	2,268
Carrying amount [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		147	129
Balance		215	147
Carrying amount [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		112	113
Balance		802	112
Carrying amount [Member] | Computers and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		383	257
Balance		$ 257	$ 383

[1]	In 2017 the Company sold two Mazor X systems that were classified as fixed assets to one of its customers. The depreciated value of the two systems was USD 225 thousand.